Net loss per Share (Details) - Schedule of basic and diluted net loss per share (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Basic and Diluted Net Loss Per Share [Abstract]
Weighted average shares – denominator for diluted net loss per share	7,528,038	3,464,470	2,483,988
Net loss per share diluted	$ 0.49	$ 0.24	$ 0.26